Cover	Sep. 09, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002096548
Amendment Description	1
Document Type	S-6
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2497
Etf Allocation Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio that consists of exchange-traded funds (“ETFs”). The Portfolio provides broad market exposure to focused equity and fixed income asset classes by investing in ETFs with traditional equity and fixed income investment strategies. The Portfolio also provides exposure to alternative income asset classes by investing in ETFs with investment strategies different from traditional equity and fixed income strategies (“alternative investment ETFs”), such as ETFs with investment strategies providing exposure to real estate investment trusts (“REITs”), inflation protected securities, and commodities. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in ETFs providing exposure to equity, fixed income and alternative investment asset classes.
Etf Diversified Income Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio that consists of exchange-traded funds (“ETFs”). The Portfolio provides broad market exposure to focused equity and fixed income asset classes by investing in ETFs with traditional equity and fixed income investment strategies. The Portfolio also provides exposure to alternative income asset classes by investing in ETFs with investment strategies different from traditional equity and fixed income strategies (“alternative income ETFs”), such as ETFs with investment strategies providing exposure to real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and preferred securities. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in ETFs that generally focus on income-oriented strategies that include equity, fixed income and alternative income asset classes.